INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
INVENTORIES
Finished products	$ 463,491	$ 431,285
Raw materials and work-in-process	251,324	205,355
Materials and supplies	171,008	157,131
Total	$ 885,823	$ 793,771